SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Alternative Asset Allocation Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche CROCI® Equity Dividend Fund
Deutsche CROCI® International Fund
Deutsche CROCI® Sector Opportunities Fund
Deutsche CROCI® U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund
Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund

Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche World Dividend Fund

Effective on or about July 31, 2015, the following information replaces similar disclosure contained in each fund’s prospectus under the “CHOOSING A SHARE CLASS” sub-section of the ”Investing in the Funds” section:

You may be able to lower your Class A sales charge if:

■
you indicate your intent in writing to invest at least $50,000 in any share class of any retail Deutsche fund (excluding direct purchase of Deutsche money market funds) over the next 24 months (Letter of Intent);

■
your holdings in all share classes of any retail Deutsche fund (excluding shares in Deutsche money market funds for which a sales charge has not previously been paid) you already own plus the amount you’re investing now in Class A shares is at least $50,000 (Cumulative Discount); or

■	you are investing a total of $50,000 or more in any share class of two or more retail Deutsche funds (excluding direct purchases of Deutsche money market funds) on the same day (Combined Purchases).

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to “move” your investment into a lower sales charge category, it’s generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Deutsche funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

May 19, 2015
PROSTKR-493

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit deutschefunds.com (click on the link entitled “Fund Sales and Breakpoint Schedule”), consult with your financial advisor or refer to the section entitled “Purchase and Redemption of Shares” in the fund’s Statement of Additional Information.

Please Retain This Supplement for Future Reference

May 19, 2015
PROSTKR-493